Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation

11. Share-based compensation

The Company granted options on its corporate capital to certain directors, officers, employees, and consultants, as an incentive and as additional compensation prior to the Company’s conversion to an S.p.A. All options converted into Quota B when vested and exercised. All options had an exercise price of €1.00 per quota. Options generally vested over a one-to-three-year period and have been exercised when vested.

At December 31, 2019, there were no options available for grant, as all remaining authorized options were granted in 2019; therefore, no options were granted in 2020. However, in April 2021, €172 of quota B shares were repurchased, cancelled and allocated to the option plan as available for grant. The Board approved new option grants on €169 of quota B and accelerated the vesting of options on €546 quota B and all options were exercised. The total of €715 quota B were issued and exercised in April 2021 with no options remaining outstanding at that time.

In May 2021, in context of the corporate conversion from a limited liability company (società a responsabilità limitata, or S.r.l.) to a joint stock company (società per azioni, or an S.p.A.), the shareholders approved a capital increase to allow for issuance of up to 2.7 million ordinary shares, or 10% of the total outstanding common shares of the Company after the IPO, in the service of a four-year employees’ share option plan, “Equity Incentive Plan 2021–2025,” (the “Plan”) to be adopted by the board of directors. The Plan is administered by the Board of Directors in consultation with the Compensation, Nomination and Governance Committee. No options have been granted under the Plan.

At June 18, 2021, the date of the Company’s conversion to an S.p.A., and at December 31, 2021, there were no outstanding stock options.

	Number of Options on Quota	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, vested and expected to vest as of December 31, 2019	982	€1	2	€1,056,316
Granted	-	-	-	-
Vested and exercised	436	1	1	472,184
Cancelled or forfeited	-	-	-	-
Outstanding, vested and expected to vest as of December 31, 2020	546	1	1	584,132
Exercisable as of December 31, 2020	-	-	-	-
Granted	169	1	-	183,831
Vested and exercised	715	1	-	777,920
Outstanding, vested and expected to vest as of December 31, 2021	-	-	-	-
Exercisable as of December 31, 2021	-	€-	-	€-

The Company’s share-based compensation expense for the years ended December 31, 2021, 2020, and 2019 is represented by the following table:

	Year Ended December,
	2021	2020	2019
	(in Euros)
Research & development expense	€82,669	€-	€21,804
Research & development expense - related party (Note 12)	179,480	326,400	581,949
General & administrative expense	234,955	133,794	137,057
Total	€497,104	€460,194	€740,810
Unrecognized expense	€-	€313,273	€769,779

The weighted average fair value of the options granted during 2021 and 2019 was €1,088 per quota B. There were no options granted in 2020.

For the years ended December 31, 2021, 2020 and 2019, the Company recorded €497,104, €460,194 and €740,810, respectively, as the fair value of the stock options granted. The Company awarded eight options to a consultant on September 30, 2019 for assistance in raising additional Quota E capital for the Company in 2019. The Company recorded the €8,702, which was the fair value of the option as a charge to additional paid-in capital. There was no amount of unrecognized expense at December 31, 2021, since there were no outstanding stock options.

Quota B Valuations

The fair value of the Quota B underlying the Company’s share-based compensation grants has historically been determined by the Company’s board of directors, with input from management and third-party valuations. The Company believes that the board of directors has the relevant experience and expertise to determine the fair value of its Quota B, when also securing third-party assistance. Given the absence of a public trading market of the Company’s equity, and in accordance with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately- Held Company Equity Securities Issued as Compensation, the board of directors exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of the Company’s equity at each grant date. These factors include:

● valuations of the Quota B equity performed by third-party specialists;

● the price of the Company’s equity to third-party, arms-length, sophisticated, and qualified investors, which was used in the OPM Backsolve Model;

● the prices, rights, preferences, and privileges of the Company’s Quota C, D, and E preferred equity classes relative to those of the Company’s equity;

● lack of marketability of the Quota B;

● lack of voting rights of the Quota B;

● current business conditions and projections;

● hiring of key personnel and the experience of management;

● the Company’s stage of development;

● the timing, progress and results of the Company’s pre-clinical studies and clinical trials for the Company’s programs and product candidates; including statements regarding the timing of initiation and completion of trials or studies and related preparatory work, the period during which the results of the trials will become available and the Company’s research and development programs;

● likelihood of achieving a liquidity event, such as an initial public offering, a merger or acquisition of the Company given prevailing market conditions, or other liquidation events;

● the market performance of comparable publicly traded companies; and

● the European, U.S. and global capital market conditions.

In valuing the Company’s Quota B class of options, the board of directors determined the equity value of the Company’s business using various valuation methods. The board of directors engaged a third-party valuation firm who performed analyses in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The Company’s option valuations were prepared using an option pricing method (“OPM”), which used market approaches to estimate the Company’s enterprise value.

The OPM treats each equity class as a call options on the total equity value of a company, with exercise prices (i.e., breakpoints) based on the value thresholds at which the allocation among the various holders of a company’s securities changes. A discount was considered for Lack of Marketability (“DLOM”), which is an amount or percentage that is deducted from the value in order to reflect the absence of a viable market. The DLOM was then applied to arrive at an indication of value for the option. Also, considered in the valuation was volatility and the fact that the Quota B class of equity did not carry voting rights. The expected volatility used in the OPM is based upon the historical volatility of a number of publicly traded companies in similar stages of clinical development.

Application of the Company’s approach involved the use of estimates, judgment, and assumptions that are highly complex and subjective, such as those regarding the selection of comparable companies, and the expected timing of an initial public offering (“IPO”) or other liquidity event. Changes in any or all of these estimates and assumptions or the relationships between those assumptions impact the valuations at each valuation date and may have a material impact on the valuation of the Company’s Quota B equity class, and consequently, the Company’s share-based compensation expense could be materially different.

Weighted average shares

As a result of the Company’s conversion to an S.P.A. in June 2021, the Company converted all of its ownership to common stock. From that point forward, the Company was able to calculate both a weighted average and pro forma weighted average number of shares outstanding. The calculation was performed by taking the number of shares outstanding during a given period and weighting them for the number of days that number of shares were outstanding. Prior to June 2021, the Company was unable to convert quota to shares, in part due to the fact that quota carried different rights and privileges, so the Company was not sure how all quota would be treated in the conversion; however, shareholders agreed at the conversion in June 2021 that all classes of quota would be treated equally and all quota were exchanged for shares on a 1:1 basis and all the preferences were removed. Therefore, the Company was able to calculate a weighted average for the Company’s December 31, 2021 consolidated financial statement presentation. For the year ended December 31, 2021, there was a weighted average of 15,083,825 shares of the Company’s common stock, no par value. No corresponding calculation was available at December 31, 2020.